INITIAL PUBLIC OFFERING (Details) - USD ($)	Feb. 11, 2021	Sep. 30, 2022	Dec. 31, 2021	Feb. 08, 2021
INITIAL PUBLIC OFFERING
Purchase price, per unit		$ 10.00
Underwriting fees		$ 5,520,000	$ 5,520,000
Deferred underwriting fee payable		$ 9,660,000	$ 9,660,000
Class A Common Stock
INITIAL PUBLIC OFFERING
Exercise price of warrants				$ 11.50
Initial Public Offering
INITIAL PUBLIC OFFERING
Number of units sold	27,600,000
Purchase price, per unit	$ 10.00	$ 10.10	$ 10.00
Underwriting fees	$ 5,520,000		$ 5,220,000
Deferred underwriting fee payable	$ 9,660,000		$ 9,660,000
Initial Public Offering | Public Warrants
INITIAL PUBLIC OFFERING
Purchase price, per unit	$ 10.00
Number of shares in a unit	1
Number of warrants in a unit	0.33
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Warrant exercise period condition one	30 days
Warrant exercise period condition two	12 months
Public Warrants expiration term	5 years
Initial Public Offering | Public Warrants | Class A Common Stock
INITIAL PUBLIC OFFERING
Number of shares in a unit	1
Number of shares issuable per warrant	1
Over-allotment option
INITIAL PUBLIC OFFERING
Number of units sold	3,600,000
Purchase price, per unit	$ 10.00